Stock Award Plans	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Award Plans
STOCK AWARD PLANS

The Company has one equity-based compensation plan which was approved by stockholders and provides for a combination of stock options and stock grants. Stockholders authorized 5,000,000 shares of common stock to be reserved pursuant to the 2011 Incentive Plan. Under the Plan, 4,125,600 shares remain available for issuance.

During 2014 and 2013, there were no stock options granted. Stock grants were made instead. When applicable, stock options are granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on 5 years of continuous service and have 10-year contractual terms. The Company's policy is to issue new shares upon option exercises. The fair value of options granted is estimated on the date of grant using the Black-Scholes option-pricing model. This model requires input of highly subjective assumptions, changes to which can materially affect the fair value estimate. Additionally, there may be other factors that would otherwise have a significant effect on the value of employee stock options granted but are not considered by the model. Expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate is based on the U.S. Treasury yield curve that is in effect at the time of grant with a remaining term equal to the options' expected life. The expected term represents the period of time that options granted are expected to be outstanding.

Stock Option Awards:
The following weighted-average assumptions were used to estimate the fair value of stock options granted during the periods indicated:

Year ended September 30,	2014	2013	2012
Annual dividend yield	—%	—%	2.34%
Expected volatility	—%	—%	31%
Risk-free interest rate	—%	—%	0.77%
Expected life	0.0 years	0.0 years	4.5 years

A summary of stock option activity under the Plan as of 2014 and changes during the year is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2013	1,903,578	$20.93	4	$2,563
Granted	—	—
Exercised	(500,504)	20.30
Forfeited	(154,065)	21.43
Outstanding at September 30, 2014	1,249,009	$21.11	4	$1,859
Exercisable at September 30, 2014	1,103,214	$21.66	3	$1,363

Miscellaneous information related to stock options is presented below:

	2014	2013	2012
	(Dollars in thousands)
Compensation cost for stock options	$324	$473	$848
Weighted avg. grant date FV	2.95	3.24	3.53
Total intrinsic value of options exercised	1,136	781	125
Grant date FV of options exercised	1,962	791	54
Cash received from option exercises	10,142	4,261	357
Tax benefit realized for option exercises	159	53	—

A summary of the Company's non-vested stock options as of 2014 and changes during the year is as follows:

Non-vested Options	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2013	287,750	$3.44
Granted	—	—
Vested	(119,520)	2.88
Forfeited	(22,435)	3.63
Outstanding at September 30, 2014	145,795	$3.87

As of September 30, 2014, unrecognized compensation cost for stock options, net of forfeitures, totaled $357,218, which is expected to be recognized over a weighted average remaining period of 1.4 years.

Stock Grant Awards:
The Company also grants shares of restricted stock pursuant to its 2011 Incentive Plan. These shares of restricted stock vest over a period of one to seven years. The Company had a total of 1,061,435 shares of restricted stock issued as of September 30, 2014, with a fair market value at the date of grant of $20.1 million. At the prior year end, the Company had a total of 834,935 shares issued with a fair market value at the date of grant of $14.2 million.
A summary of the Company's non-vested share awards as of 2014 and changes during the year is as follows:

Non-vested Stock Grant Awards	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2013	209,667
Granted	232,000
Vested	(162,717)
Forfeited	(39,883)
Outstanding at September 30, 2014	239,067	$20.37

The Company accounts for restricted stock grants by recording the fair value of the grant to compensation expense over the vesting period. Compensation expense related to restricted stock was $3,085,081, $2,815,049 and $1,992,000 for the years ended 2014, 2013 and 2012, respectively.